LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
LEASES

NOTE 3 – LEASES

The Company has lease agreements with lease and non-lease components, which it accounts for as a single lease component. The Company has elected not to recognize ROU assets and lease liabilities for short-term leases that have a term of 12 months or less. The effect of short-term leases on the Company’s ROU assets and lease liabilities was not material for the periods presented. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. In addition, the Company does not have any related party leases.

Supplemental cash flow information related to operating leases was as follows:

	For the Nine Months Ended September 30,
	2023	2022

Cash payments and expenses	$216	$247

Undiscounted maturities of operating lease payments as of September 30, 2023 are summarized as follows:

2023 (Remainder of the year)	$60
2024	182
2025	15
Total future lease payments	257
Less imputed interest	(12)
Total lease liability balance	$245

	September 30,	December 31,
	2023	2022

Operating leases weighted average remaining lease term (in years)	1-2	2
Operating leases weighted average discount rate	9%	9%

NOTE 6 - LEASES

In November 2019, the Company signed a lease agreement for the period from November 2019 till October 2024. In addition, the Company received an option to extend the lease agreement for additional 5 years.

The monthly lease payments are approximately $16.

To secure the lease payments the Company had issued a bank guarantee of $54 in favor of the facility’s lessor.

Supplemental cash flow information related to operating leases was as follows:

	For the Years Ended December 31,
	2022	2021
Cash payments and expenses	$344	$330

Undiscounted maturities of operating lease payments as of December 31, 2022 are summarized as follows:

As of December 31,
2022
2023	$312
2024	181
2025	2
Total future lease payments	495
Less imputed interest	(33)
Total lease liability balance	$462

	As of December 31,
	2022	2021

Operating leases weighted average remaining lease term (in years)	2	3
Operating leases weighted average discount rate	9%	9%